TAXATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Tax expense (benefit)	$ 240,643	$ (178,904)	$ (225,694)
Effective tax rate	24.10%	22.40%	41.00%
Total deferred tax asset (liability)	$ (131,206)	$ (358,666)	$ (176,954)	$ 969
Uncertain tax position liability	0	0	0
Tax credit carryforwards	163,158	184,975	183,460
Capital loss carryforwards	0	21,401	9,904
Capital loss carryforwards for which no deferred tax asset recorded	23,102
U.S. federal
Income Tax [Line Items]
Net operating loss carryforwards	1,600
Net operating loss carryforwards, subject to limitation	1,504
U.S. state
Income Tax [Line Items]
Net operating loss carryforwards	4,025
UK
Income Tax [Line Items]
Tax expense (benefit)	$ 0	$ 107	$ (52)